DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 19,921,515	$ 20,287,233
Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	19,921,515	20,287,233
2020
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	259,503
2020 | Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	3,228,110	2,854,161
Later than 1 year | Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 16,693,405	$ 17,433,072